Consolidated Income Statement - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net sales	$ 9,836	$ 9,370	$ 8,654
Other revenues	75	85	63
Net sales and other revenues	9,911	9,455	8,717
Cost of net sales	(4,328)	(4,141)	(3,910)
Cost of other revenues	(71)	(67)	(59)
Gross profit	5,512	5,247	4,748
Selling, general & administration	(3,250)	(3,209)	(3,068)
Research & development	(876)	(828)	(702)
Other income	77	80	36
Other expense	(50)	(251)	(342)
Operating income	1,413	1,039	672
Interest expense	(192)	(189)	(134)
Other financial income & expense	43	(18)	(75)
Share of (loss) from associated companies	(8)	0	0
Income before taxes	1,256	832	463
Taxes	(238)	142	(128)
Net income	$ 1,018	$ 974	$ 335
Earnings per share
Basic (in dollars per share)	$ 2.06	$ 1.98	$ 0.68
Diluted (in dollars per share)	$ 2.05	$ 1.96	$ 0.68
Weighted average number of shares outstanding
Basic (in shares)	494.4	493.0	491.4
Diluted (in shares)	497.5	496.5	494.4